Note 43 (Tables)	12 Months Ended
Dec. 31, 2025
Income And Expenses From Insurance And Reinsurance Contracts [Abstract]
Insurance And Reinsurance Contracts In Income And Expense [Table Text Block]
The balances of the headings “Income and expense from insurance and reinsurance contracts” in the consolidated income statements stem from the insurance activity and include the following:

INCOME AND EXPENSE FROM INSURANCE AND REINSURANCE CONTRACTS (MILLIONS OF EUROS)

	2025	2024	2023
Income from insurance and reinsurance contracts	3,890	3,720	3,081
Expense from insurance and reinsurance contracts	(2,370)	(2,238)	(1,821)
Total	1,520	1,482	1,261

Income by type of insurance product [Table Text Block]
The table below shows the contribution of each insurance product to the Group´s income for the years ended December 31, 2025, 2024 and 2023:

NET INCOME BY TYPE OF PRODUCT (MILLIONS OF EUROS)

	2025	2024	2023
Life insurance	683	752	617
Individual	513	656	590
Group insurance	170	96	27
Non-Life insurance	837	730	643
Home insurance	—	—	—
Other non-life insurance products	837	730	643
Total	1,520	1,482	1,261